Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Unit [Line Items]
Brokerage fee percentage, maximum	7.00%	7.00%	7.00%
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	182,693.002	226,646.771	349,050.340
Weighted average number of units, Date of initial issuance	July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	39.121	71.411	186.285
Weighted average number of units, Date of initial issuance	April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	14,145.541	16,444.909	24,444.217
Weighted average number of units, Date of initial issuance	September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	2,496.701	2,198.058	1,861.921
Weighted average number of units, Date of initial issuance	November 1, 2010